UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

          or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / SEPTEMBER 30, 2009

Legg Mason Western Asset Intermediate-Term Municipals Fund

Managed by:	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Fund name change

Prior to October 5, 2009, the Fund was known as Legg Mason Partners Intermediate-Term Municipals Fund. There was no change in the Fund’s investment objective and investment policies as a result.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy was weak during the first half of the six-month reporting period ended September 30, 2009, the lengthiest recession since the Great Depression finally appeared to have ended during the second half of the period.

Looking back, the U.S. Department of Commerce reported that fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 5.4%. Economic weakness accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the economic environment started to get relatively better during the second quarter, as GDP fell 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending. After contracting four consecutive quarters, the Commerce Department’s advance estimate for third quarter 2009 GDP growth was 3.5%. A variety of factors helped the economy to expand, including the government’s $787 billion stimulus program and its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales.

Even before GDP advanced in the third quarter, there were signs that the economy was starting to regain its footing. As an example, the manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.9 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While the PMI dipped to 52.6 in September, thirteen of the eighteen manufacturing industries the PMI tracks expanded during the month. In contrast, only eleven industries expanded in August.

The long-ailing housing market also saw some improvement during the reporting period. According to its most recent data, the S&P/Case-Shiller Home Price Indexiii indicated that home prices rose 1.6% in July 2009 versus the prior month. This marked the third straight monthly gain. In addition, the National Association of Realtors’ Pending Home Sales Indexiv rose 6.4% in August, the seventh consecutive monthly increase.

One area that remained weak — and could hamper the pace of economic recovery — was the labor market. While monthly job losses have moderated

Legg Mason Western Asset Intermediate-Term Municipals Fund	I

Letter from the chairman continued

compared to earlier in the year, the unemployment rate rose to 9.8% in September 2009, its highest level in twenty-six years. Since December 2007, more than seven million jobs have been shed and there have been twenty-one consecutive months of job losses.

The Federal Reserve Board (“Fed”)v continued to pursue an accommodative monetary policy during the reporting period. After reducing the federal funds ratevi from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008 — a historic low — the Fed has maintained this stance thus far in 2009. In conjunction with its September 2009 meeting, the Fed said that it “will continue to employ a wide range of tools to promote economic recovery and to preserve price stability. The Committee will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” that were triggered by the fallout from last year’s financial crisis. After starting the period at 0.81% and 2.71%, respectively, two- and ten-year Treasury yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 0.95% and 3.31%, respectively. Over the six months ended September 30, 2009, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded during the six-month reporting period, driving spread sector (non-Treasury) prices higher.

The municipal bond market outperformed its taxable bond counterpart over the six months ended September 30, 2009. Over that period, the Barclays Capital Municipal Bond Indexvii and the Barclays Capital U.S. Aggregate Indexviii returned 9.38% and 5.59%, respectively. Municipal securities outperformed the taxable market during five of the six months of the reporting period, as demand for tax-free bonds remained robust and new issuance was muted.

II	Legg Mason Western Asset Intermediate-Term Municipals Fund

Performance review

For the six months ended September 30, 2009, Class A shares of Legg Mason Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned 10.35%. The Fund’s unmanaged benchmark, the Barclays Capital 1-15 Year Municipal Bond Indexix, returned 5.99% for the same period. The Lipper Intermediate Municipal Debt Funds Category Average1 returned 7.75% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

PERFORMANCE SNAPSHOT as of September 30, 2009 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Intermediate-Term Municipals Fund — Class A Shares	10.35%
Barclays Capital 1-15 Year Municipal Bond Index	5.99%
Lipper Intermediate Municipal Debt Funds Category Average[1]	7.75%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class C shares returned 10.00% and Class I shares returned 10.61% over the six months ended September 30, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.
The 30-Day SEC Yields for the period ended September 30, 2009 for Class A, C and I shares were 3.73%, 3.21% and 3.97%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated July 29, 2009, the gross total operating expense ratios for Class A, Class C and Class I shares were 0.69%, 1.31% and 0.52%, respectively.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 161 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Western Asset Intermediate-Term Municipals Fund	III

Letter from the chairman continued

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 30, 2009

IV	Legg Mason Western Asset Intermediate-Term Municipals Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Lower-rated, high-yielding bonds are subject to greater credit risk, including the risk of default, than higher-rated obligations. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Pending Home Sales Index is an index created by the National Association of Realtors that tracks homes sales in which a contract is signed but the sale has not yet closed. The Index is a leading indicator of future existing home sales as it typically takes four to six weeks to close a sale after a contract has been signed.

[v]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

vi

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vii	The Barclays Capital Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

viii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix	The Barclays Capital 1–15 Year Municipal Bond Index is a market value weighted index of investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one to fifteen years.

Legg Mason Western Asset Intermediate-Term Municipals Fund	V

Fund at a glance† (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

†	The bar graphs above represent the composition of the Fund’s investments as of September 30, 2009 and March 31, 2009, and do not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2009 and held for the six months ended September 30, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	10.35%	$1,000.00	$1,103.50	0.71%	$3.74
Class C	10.00	1,000.00	1,100.00	1.32	6.95
Class I	10.61	1,000.00	1,106.10	0.54	2.85

[1]	For the six months ended September 30, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[3]

Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,021.51	0.71%	$3.60
Class C	5.00	1,000.00	1,018.45	1.32	6.68
Class I	5.00	1,000.00	1,022.36	0.54	2.74

[1]	For the six months ended September 30, 2009.

[2]

Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

September 30, 2009

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

MUNICIPAL BONDS — 90.2%
	Alabama — 0.7%
$1,935,000	Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC, 5.250% due 1/1/24	$1,961,297
7,000,000	Jefferson County, AL, Sewer Revenue, Refunding, 5.250% due 2/1/16	6,475,000
1,000,000	Marshall County, AL, Health Care Authority Revenue, 6.250% due 1/1/22	1,033,310
1,000,000	Saraland, AL, GO, NATL, 5.250% due 1/1/14	1,041,120
	Total Alabama	10,510,727
	Alaska — 0.1%
1,000,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23(a)	932,750
	Arizona — 0.1%
1,000,000	Arizona State University, Revenue Bonds, FGIC, 5.500% due 7/1/21(b)	1,121,840
	Maricopa County, AZ, Hospital Revenue:
30,000	Intercommunity Healthcare, Sun City Project, 8.625% due 1/1/10(c)	30,592
	St. Lukes Medical Center:
311,000	8.750% due 2/1/10(c)	319,403
105,000	10.250% due 2/1/11(c)	112,993
	Total Arizona	1,584,828
	Arkansas — 0.4%
100,000	Arkansas Housing Development Agency, Single-Family Mortgage, FHA/Veterans Administration, 8.375% due 7/1/10(c)	105,722
	Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center:
1,500,000	7.000% due 2/1/15(b)	1,524,690
2,500,000	7.250% due 2/1/20(b)	2,543,125
120,000	Pulaski County, AR, Hospital Revenue, Arkansas Children’s Hospital, 9.250% due 3/1/10(c)	124,298
1,000,000	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12(a)	1,025,110
	Total Arkansas	5,322,945
	California — 7.9%
3,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	2,854,650
5,000,000	California Housing Finance Agency Revenue, 5.200% due 8/1/28	5,111,450
	California State:
6,000,000	Economic Recovery, 5.000% due 7/1/16	6,321,780
4,245,000	Public Works Board Lease Revenue, Department of Corrections, 5.250% due 9/1/16	4,274,163

See Notes to Financial Statements.

4	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	California — 7.9% continued
	California Statewide CDA Revenue:
$20,000,000	Kaiser Permanente, 5.000% due 4/1/19	$21,549,800
4,000,000	St. Joseph Health System, NATL, 5.125% due 7/1/24	4,190,480
	Los Angeles, CA:
8,000,000	Convention & Exhibition Center Authority Lease Revenue, 5.125% due 8/15/22	8,481,600
210,000	COP, Hollywood Presbyterian Medical Center, INDLC, 9.625% due 7/1/13(c)	242,073
35,000,000	M-S-R Energy Authority, CA, 6.125% due 11/1/29	39,049,150
	Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project:
800,000	5.000% due 7/1/18	903,128
900,000	5.000% due 7/1/19	1,016,901
1,250,000	5.250% due 7/1/20	1,440,713
1,000,000	5.250% due 7/1/21	1,151,600
	San Francisco, CA, City & County Airports Commission, International Airport Revenue:
5,000,000	6.500% due 5/1/10(a)(d)	5,094,100
5,000,000	6.750% due 5/1/11(a)(d)	5,282,550
90,000	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11(c)	99,892
345,000	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11(c)	374,246
3,830,000	Truckee-Donner Recreation & Park District, CA, COP, Community Center Project, AMBAC, 5.000% due 9/1/29	3,899,897
	Total California	111,338,173
	Colorado — 1.2%
1,025,000	Colorado Educational & Cultural Facilities Authority Revenue Charter School, Bromley East Project, 7.000% due 9/15/20(b)	1,147,580
1,480,000	Denver, CO, City & County, Wastewater Revenue, FGIC, 5.250% due 11/1/14	1,628,651
2,200,000	Longmont, CO, Sales & Use Tax Revenue, 5.750% due 11/15/19(b)	2,327,292
2,500,000	Northwest Parkway Public Highway Authority, 5.500% due 6/15/16(b)	2,729,175
8,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.125% due 11/15/23	8,608,160
	Total Colorado	16,440,858
	Connecticut — 0.9%
5,000,000	Connecticut State, 5.375% due 11/15/19(b)	5,671,650
2,000,000	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA, 6.375% due 7/1/12(a)	1,980,780

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Connecticut — 0.9% continued
$2,000,000	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, FSA, 5.375% due 7/1/16(b)	$2,234,060
3,000,000	Connecticut State, HEFA Revenue, Ascension Health Credit, 3.500% due 2/1/12(d)	3,094,650
	Total Connecticut	12,981,140
	Delaware — 0.1%
1,225,000	Delaware State, GO, Refunding, 5.000% due 1/1/13	1,330,914
	District of Columbia — 0.1%
1,000,000	Metropolitan Washington, DC, Airports Authority, VA General Airport Revenue, Refunding, FGIC, 5.250% due 10/1/12(a)	1,011,310
	Florida — 7.1%
	Broward County, FL, Airport System Revenue:
3,000,000	5.000% due 10/1/24	3,097,650
12,000,000	5.375% due 10/1/29	12,581,280
2,555,000	Capital Projects Finance Authority, Florida Student Housing Revenue, Cafra Capital Corp., 7.750% due 8/15/20(b)	2,733,186
	Citizens Property Insurance Corp., FL:
4,500,000	5.000% due 6/1/12	4,785,975
20,000,000	5.375% due 6/1/16	21,148,800
	Florida Municipal Loan Council Revenue, NATL:
1,790,000	5.250% due 11/1/13	1,920,491
3,175,000	5.250% due 11/1/16	3,336,100
10,400,000	Florida State Municipal Power Agency Revenue, 5.000% due 10/1/28	10,937,992
	Hillsborough County, FL:
1,670,000	EFA Revenue, Refunding, University of Tampa Project, Radian, 5.750% due 4/1/18	1,671,136
3,500,000	School District Sales Tax Revenue, AMBAC, 5.375% due 10/1/15(b)	3,823,330
1,500,000	Jacksonville Beach, FL, Utility Revenue, 7.900% due 10/1/14(c)	1,711,200
440,000	Killarney Community Development District Special Assessment Revenue, 5.125% due 5/1/09(e)	264,480
	Miami-Dade County, FL:
3,000,000	Aviation Revenue, Miami International Airport, 5.500% due 10/1/27(a)	3,098,760
8,000,000	School Board, COP, 5.000% due 2/1/24	8,552,720
2,000,000	Orange County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems, 6.250% due 11/15/24(b)	2,257,680
1,470,000	Orlando, FL, Utilities Commission Water & Electric Revenue, 5.250% due 10/1/13(b)	1,602,182
	Palm Beach County, FL, Solid Waste Authority Revenue:
3,500,000	5.000% due 10/1/24	3,936,205

See Notes to Financial Statements.

6	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 7.1% continued
$3,350,000	5.000% due 10/1/25	$3,746,539
1,155,000	5.000% due 10/1/27	1,271,320
1,000,000	Seminole County, FL, Water & Sewer Revenue, Refunding & Improvement, NATL, 6.000% due 10/1/12	1,070,150
5,920,000	South Broward, FL, Hospital District Revenue, 5.000% due 5/1/28	6,069,125
685,000	Sterling Hill, FL, Community Development District, 5.500% due 11/1/10	637,029
40,000	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC, 9.250% due 10/1/10(c)	40,132
	Total Florida	100,293,462
	Georgia — 4.5%
	Atlanta & Fulton County, GA, Recreational Authority Revenue, Zoo:
1,770,000	5.000% due 12/1/19	2,006,543
1,860,000	5.000% due 12/1/20	2,098,582
	Atlanta, GA, Water & Wastewater Revenue:
5,465,000	6.000% due 11/1/23	5,965,430
15,885,000	6.000% due 11/1/24	17,313,220
5,000,000	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp., 7.000% due 1/1/23	5,969,950
6,000,000	DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project, 6.000% due 7/1/29	6,672,840
1,980,000	East Point, GA, Building Authority Revenue, FSA, zero coupon bond to yield 6.249% due 2/1/20	1,108,147
	Georgia State:
1,000,000	GO, 6.250% due 8/1/10	1,048,390
3,000,000	Higher EFA Revenue, USG Real Estate Foundation II LLC Project, 5.375% due 6/15/29	3,253,260
	Main Street Natural Gas Inc., Gas Project Revenue:
2,500,000	5.000% due 3/15/11	2,550,550
2,500,000	5.000% due 3/15/17	2,530,925
1,000,000	Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation, 5.500% due 9/1/24(b)	1,192,010
7,000,000	Monroe County, GA, Development Authority PCR, Oglethorpe Power Corp., Scherer Project, 4.625% due 4/1/10(d)	7,114,100
2,415,000	Municipal Electronic Authority Revenue, Combustion Turbine Project, NATL, 5.250% due 11/1/19	2,421,037
1,250,000	Public Gas Partners Inc., GA, Project Revenue, 5.000% due 10/1/11(f)	1,331,350

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	7

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Georgia — 4.5% continued
$660,000	Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, NATL, 5.000% due 1/1/19	$732,983
310,000	Savannah, GA, EDA, College of Art and Design Inc. Project, 6.200% due 10/1/09(c)	310,000
	Total Georgia	63,619,317
	Hawaii — 0.4%
	Hawaii State:
	FGIC:
2,895,000	5.375% due 8/1/15	3,112,154
1,105,000	5.375% due 8/1/15(b)	1,199,632
615,000	GO, Unrefunded Balance, NATL, 5.000% due 5/1/16	684,969
	Total Hawaii	4,996,755
	Illinois — 2.1%
60,000	Chicago Heights, IL, Single-Family Mortgage Revenue, 7.600% due 5/1/10(c)	62,324
	Chicago, IL:
1,500,000	FGIC, 6.000% due 1/1/14(b)	1,576,860
120,000	GO, 5.375% due 1/1/16	132,224
2,000,000	Metropolitan Water Reclamation District Greater Chicago, Capital Improvement, 5.500% due 12/1/14(b)	2,299,580
1,500,000	O’Hare International Airport, Second Lien Passenger Facility, AMBAC, 5.500% due 1/1/16	1,574,145
	Cicero, IL:
2,415,000	NATL, 5.625% due 12/1/16	2,681,230
1,250,000	Tax Increment, XLCA, 5.250% due 1/1/20	1,175,288
3,685,000	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, 7.100% due 12/1/15(c)	4,281,491
	Illinois Finance Authority Revenue:
1,000,000	Edward Hospital, AMBAC, 6.000% due 2/1/28	1,092,210
2,000,000	FSA, 5.250% due 1/1/22	2,147,680
3,000,000	Rush University Medical Center, 6.375% due 11/1/29	3,184,020
	Illinois Health Facilities Authority Revenue:
100,000	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10(c)	108,406
1,140,000	Passavant Memorial Area Hospital, 6.250% due 10/1/17(b)	1,216,870
5,000,000	Illinois State, GO, First Series, 5.375% due 7/1/19	5,458,600
2,440,000	Kane County, IL, GO, FGIC, 5.500% due 1/1/15	2,608,702
605,000	Northern, IL, University Revenue, 10.400% due 4/1/13(b)	605,000
	Total Illinois	30,204,630

See Notes to Financial Statements.

8	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Indiana — 4.4%
$5,000,000	Indiana Health Facility Financing Authority Revenue, Ascension Health Credit, 3.750% due 2/1/12(d)	$5,177,850
	Indiana Municipal Power Agency Power Supply Systems Revenue:
4,000,000	5.375% due 1/1/25	4,296,320
5,480,000	5.500% due 1/1/26	5,890,123
3,460,000	5.500% due 1/1/27	3,713,514
3,920,000	Indiana State Toll Road Commission Toll Road Revenue, 9.000% due 1/1/15(c)	4,831,910
3,000,000	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, 5.500% due 7/1/19(b)	3,365,520
19,625,000	Indianapolis, IN, Thermal Energy System, Multi-Mode, 5.000% due 10/1/23(g)	21,592,210
	Jasper County, IN, PCR, Northern Indiana Public Service:
5,000,000	AMBAC, 5.700% due 7/1/17	5,522,100
3,000,000	NATL, 5.850% due 4/1/19	3,356,700
1,000,000	Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC/NATL, 6.750% due 7/5/13	1,144,640
	Madison County, IN, Hospital Authority Facilities Revenue:
165,000	Community Hospital of Anderson Project, 9.250% due 1/1/10(c)	168,482
80,000	St. Johns Hickey Memorial Hospital Project, 9.000% due 12/1/09(c)	81,068
1,075,000	Mishawaka, IN, School Building Corp., First Mortgage, AMBAC, 5.500% due 7/15/18(b)	1,168,202
2,000,000	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, 7.125% due 7/1/22(e)	1,000,000
410,000	St. Joseph County, IN, Hospital Authority Facilities Revenue, Memorial Hospital South Bend, 9.400% due 6/1/10(c)	434,128
	Total Indiana	61,742,767
	Iowa — 1.1%
	Iowa Finance Authority:
3,000,000	Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	3,045,570
	Health Facilities Revenue:
	Central Iowa Health System, Assured Guaranty:
1,600,000	5.000% due 2/15/17	1,724,336
1,350,000	5.000% due 2/15/18	1,452,033
1,000,000	5.000% due 2/15/19	1,073,360
	Iowa Health System, Assured Guaranty:
1,000,000	5.000% due 8/15/17	1,116,090
1,350,000	5.000% due 8/15/18	1,507,437
1,150,000	5.000% due 8/15/19	1,283,607

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	9

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Iowa — 1.1% continued
$2,425,000	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13(c)	$2,794,837
1,085,000	University of Iowa Facilities Corp., Medical Education and Biomed Research Facilities Project, AMBAC, 5.375% due 6/1/18(b)	1,120,664
	Total Iowa	15,117,934
	Kansas — 0.4%
5,000,000	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light, 5.250% due 12/1/23(g)	5,318,800
	Kentucky — 2.0%
15,000,000	Kentucky Economic Development Finance Authority, Revenue, Louisville Arena Project, 5.750% due 12/1/28	17,103,900
10,000,000	Louisville & Jefferson County, KY, Metro Government Health Facilities Revenue, Jewish Hospital, St. Marys Healthcare, 6.000% due 2/1/22	10,401,000
	Total Kentucky	27,504,900
	Louisiana — 0.8%
500,000	East Baton Rouge, LA, Parish Park & Recreation District, GO, FSA, 5.000% due 5/1/20	544,790
130,000	Lafayette, LA, Public Trust Financing Authority, Single-Family Mortgage Revenue, FHA, 7.200% due 4/1/10(c)	134,247
1,480,000	Louisiana Local Government Environmental Facilities and CDA Revenue, AMBAC, Parking Facilities Corp. Garage Project, 5.625% due 10/1/17	1,537,601
190,000	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna, 8.000% due 5/15/12(c)	202,451
	Louisiana State Citizens Property Insurance Corp., Assessment Revenue:
1,830,000	5.625% due 6/1/21	2,094,618
4,435,000	5.875% due 6/1/23	5,101,093
1,000,000	Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, FSA, 5.250% due 7/1/13	1,119,940
1,000,000	New Orleans, LA, GO, Refunding, FGIC, 5.500% due 12/1/10	1,020,920
	Total Louisiana	11,755,660
	Maine — 0.3%
4,000,000	Maine State Housing Authority Mortgage Revenue, 5.000% due 11/15/29	4,065,040
	Maryland — 1.4%
	Anne Arundel County, MD, GO:
3,000,000	5.375% due 3/1/14(b)	3,320,250
450,000	Consolidated Solid Waste Projects, 5.300% due 2/1/17(a)	451,404
1,000,000	Frederick County, MD, GO, Public Facilities, 5.000% due 12/1/15(b)	1,062,080

See Notes to Financial Statements.

10	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Maryland — 1.4% continued
$2,000,000	Maryland State, State and Local Facilities Loan, 5.500% due 8/1/10	$2,084,480
	Maryland State Health & Higher EFA Revenue:
	Carroll County General Hospital:
400,000	5.125% due 7/1/14	429,184
535,000	6.000% due 7/1/21	565,779
1,000,000	Johns Hopkins Hospital, 5.000% due 5/15/11	1,037,920
	Refunding:
	Kennedy Krieger Issue:
400,000	5.250% due 7/1/10	401,500
1,000,000	5.125% due 7/1/22	951,810
500,000	Medstar Health, 5.750% due 8/15/14	564,400
	University of Maryland Medical System:
1,000,000	5.000% due 7/1/10	1,022,980
1,000,000	6.000% due 7/1/22(b)	1,129,510
4,000,000	Washington County Hospital, 6.000% due 1/1/28	4,206,400
1,000,000	Maryland State Transportation Authority, Parking Revenue, Baltimore/Washington International Airport, AMBAC, 5.250% due 3/1/12(a)	1,048,960
1,575,000	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC, 5.500% due 4/1/15(a)	1,648,080
	Total Maryland	19,924,737
	Massachusetts — 2.9%
13,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, 6.125% due 1/1/22(a)	13,852,930
255,000	Massachusetts State DFA Revenue, First Mortgage, Edgecombe Project, 6.000% due 7/1/11	256,852
2,000,000	Massachusetts State GAN, 5.750% due 6/15/15	2,095,560
1,000,000	Massachusetts State GO, Refunding, AMBAC, 5.750% due 8/1/10	1,043,360
	Massachusetts State HEFA Revenue:
	Caregroup Inc.:
3,500,000	5.375% due 7/1/23	3,677,695
5,500,000	5.375% due 7/1/24	5,751,130
3,570,000	5.375% due 7/1/25	3,714,835
	Caritas Christi Obligation:
1,535,000	6.500% due 7/1/12	1,576,276
3,000,000	6.750% due 7/1/16	3,132,870
1,000,000	Harvard University, 5.000% due 1/15/16	1,008,420
1,300,000	University of Massachusetts, 5.500% due 10/1/18(b)	1,452,243

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	11

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Massachusetts — 2.9% continued
$940,000	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13(c)	$1,147,956
2,000,000	Pittsfield, MA, GO, NATL, 5.500% due 4/15/17	2,170,000
	Total Massachusetts	40,880,127
	Michigan — 4.8%
930,000	Allen Academy COP, 7.000% due 6/1/15	889,024
1,000,000	Carman-Ainsworth, MI, Community School District GO, FGIC, 5.500% due 5/1/19(b)	1,109,120
1,775,000	Chippewa Valley, MI, Schools Administration Building, Q-SBLF, 5.500% due 5/1/18(b)	1,975,877
	Michigan State Hospital Finance Authority Revenue:
23,690,000	McLaren Health Care Corp., 5.625% due 5/15/28	24,231,790
1,000,000	Refunding, Hospital, Sparrow Obligated, 5.000% due 11/15/19	1,046,760
	Michigan State Housing Development Authority, Rental Housing Revenue:
4,000,000	4.375% due 10/1/19	4,024,840
6,745,000	5.125% due 10/1/22	6,946,203
15,060,000	AMBAC, 6.000% due 4/1/23(a)	15,588,757
5,000,000	Michigan State, Strategic Fund Ltd. Obligation Revenue, Detroit Edison, 5.500% due 8/1/16(d)	5,397,150
1,000,000	Mount Clemens, MI, Community School District, Q-SBLF, 5.500% due 5/1/16(b)	1,098,790
2,000,000	Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.000% due 9/1/29	2,365,220
2,000,000	Southfield, MI, Library Building Authority GO, NATL, 5.500% due 5/1/24(b)	2,059,420
	Total Michigan	66,732,951
	Minnesota — 0.2%
1,000,000	Minneapolis, MN, Health Care System Revenue, Allina Health Systems, 6.000% due 11/15/18(b)	1,153,440
1,000,000	Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, ACA/CBI, 5.850% due 11/1/17	998,040
	Total Minnesota	2,151,480
	Missouri — 1.3%
9,080,000	Boone County, MO, Hospital Revenue, Boone Hospital Center, 5.750% due 8/1/28	9,673,650
1,000,000	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11(c)	1,092,420
4,485,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project, 5.250% due 1/1/19	4,824,425
1,500,000	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs, 5.250% due 1/1/16	1,519,440

See Notes to Financial Statements.

12	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Missouri — 1.3% continued
$680,000	Missouri State Housing Development Community, MFH Revenue, 5.500% due 12/1/15	$690,397
1,000,000	Saint Louis, MO, Airport Revenue, Airport Development Program, NATL, 5.625% due 7/1/16(b)	1,083,320
	Total Missouri	18,883,652
	Nebraska — 0.0%
5,000	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10(c)	5,316
	Nevada — 1.4%
	Carson City, NV, Hospital Revenue, Carson-Tahoe Health System:
650,000	6.000% due 9/1/14	679,068
535,000	6.000% due 9/1/14(b)	612,773
13,000,000	Humboldt County, NV, PCR, Idaho Power Co. Project, 5.150% due 12/1/24	13,816,270
	Reno, NV, Hospital Revenue, Renown Regional Medical Center Project:
1,000,000	5.000% due 6/1/15	1,044,970
1,000,000	5.000% due 6/1/16	1,034,240
2,190,000	5.000% due 6/1/17	2,245,867
	Total Nevada	19,433,188
	New Hampshire — 0.3%
	New Hampshire HEFA, University Systems of New Hampshire, AMBAC:
595,000	5.375% due 7/1/16(b)	649,520
305,000	5.375% due 7/1/16	324,627
	New Hampshire HEFA Revenue, Covenant Health:
1,770,000	6.500% due 7/1/17(b)	1,986,241
820,000	Unrefunded Balance, 6.500% due 7/1/17	868,568
	Total New Hampshire	3,828,956
	New Jersey — 6.0%
10,000,000	New Jersey EDA Revenue, School Facilities Construction, 5.500% due 12/15/29	11,516,200
	New Jersey Health Care Facilities Financing Authority Revenue:
	Atlanticare Regional Medical Center:
1,840,000	5.000% due 7/1/15	2,009,262
1,350,000	5.000% due 7/1/16	1,476,495
3,000,000	Trinitas Hospital Obligation Group, 7.375% due 7/1/15(b)	3,170,610
	New Jersey State:
3,000,000	EFA Revenue, University of Medicine & Dentistry, 7.125% due 12/1/23	3,431,310

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	13

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	New Jersey — 6.0% continued
	Higher Education Assistance Authority, Student Loan Revenue:
$27,000,000	5.875% due 6/1/21(a)	$29,053,890
20,000,000	5.375% due 6/1/24	21,516,400
8,740,000	Housing & Mortgage Finance Agency, Multi-Family Revenue, 5.250% due 5/1/23	9,227,080
235,000	Turnpike Authority Revenue, 6.000% due 1/1/14(c)	251,535
3,095,000	Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC, 5.625% due 12/1/17	3,141,672
110,000	Ringwood Boro, NJ, Sewage Authority, 9.875% due 1/1/14(c)	130,559
	Total New Jersey	84,925,013
	New Mexico — 0.2%
1,100,000	Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC, 5.250% due 10/1/21	1,340,240
1,490,000	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL, 5.000% due 6/15/20	1,641,905
	Total New Mexico	2,982,145
	New York — 3.0%
1,000,000	Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project, 6.000% due 7/1/19	853,620
2,150,000	Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside, 5.875% due 1/1/18	2,021,989
	New York City, NY:
1,000,000	Health & Hospital Corp. Revenue, Health Systems, FSA, 5.500% due 2/15/19	1,044,440
345,000	IDA, Special Needs Facilities Pooled Program A-1, 6.100% due 7/1/12	333,281
1,500,000	Industrial Development Agency, Revenue, Queens Baseball Stadium, Pilot, AMBAC, 5.000% due 1/1/19	1,559,895
	New York State Dormitory Authority Revenue:
5,415,000	FHA New York and Presbyterian Hospital, FSA, 5.250% due 8/15/24	5,735,622
1,780,000	Marymount Manhattan College, Radian, 6.375% due 7/1/14	1,809,530
5,000,000	Mental Health Services Facilities, 5.000% due 2/15/18	5,318,250
9,150,000	Municipal Health Facility, 5.000% due 1/15/25	9,822,159
2,500,000	Non-State Supported Debt, North Shore Long Island Jewish Medical Center, 5.000% due 5/1/21	2,638,075
2,500,000	School Districts Financing Programs, NATL, 5.500% due 10/1/17	2,679,625
1,715,000	State University Educational Facilities, NATL, 6.000% due 5/15/15(b)	1,791,746
6,000,000	Tobacco Settlement Financing Corp., New York, Asset-Backed, 5.500% due 6/1/14	6,006,600
	Total New York	41,614,832

See Notes to Financial Statements.

14	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	North Carolina — 3.0%
$300,000	Asheville, NC, HDC, First Lien Revenue, Asheville Gardens, HUD Section 8, 10.500% due 5/1/11(b)	$302,070
2,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare, 5.000% due 1/15/26	2,126,520
3,000,000	Guilford County, NC, GO, Public Improvement, 5.250% due 10/1/15(b)	3,204,150
	North Carolina Eastern Municipal Power Agency, Power Systems Revenue:
18,250,000	5.000% due 1/1/26(f)	19,228,565
550,000	ACA/CBI, 5.650% due 1/1/16(b)	562,446
	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue:
895,000	10.500% due 1/1/10(c)	916,552
3,000,000	ACA/CBI, 6.375% due 1/1/13(b)	3,073,080
	North Carolina Turnpike Authority, Triangle Expressway System Revenue, Assured Guaranty:
7,000,000	5.250% due 1/1/25	7,568,680
4,590,000	5.375% due 1/1/26	4,977,212
	Total North Carolina	41,959,275
	Ohio — 4.0%
1,750,000	Cleveland, OH, Public Power Systems Revenue, AMBAC, 5.500% due 11/15/15	1,876,717
515,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 6.750% due 1/1/10	519,321
1,365,000	Franklin County, OH, Hospital Revenue, Children Hospital Project, 10.375% due 6/1/13(c)	1,619,955
305,000	Hamilton County, OH, Sales Tax Revenue, AMBAC, 5.250% due 12/1/18	314,696
1,240,000	Jackson, OH, Local School District, Stark & Summit Counties, FSA, 5.000% due 12/1/18	1,355,928
250,000	Lake County, OH, Hospital Improvement Revenue, Lake County Memorial Hospital Project, 8.625% due 11/1/09(c)	251,492
1,410,000	Logan Hocking, OH, Local School District, Construction & Improvement, NATL, 5.500% due 12/1/16(b)	1,556,457
2,775,000	Montgomery County, OH, Revenue, Catholic Health Initiatives, 5.500% due 9/1/14(b)	3,016,147
	Ohio State Air Quality Development Authority Revenue:
	FirstEnergy Generation Corp.:
20,000,000	5.625% due 6/1/18	21,821,600
9,000,000	5.700% due 8/1/20	9,876,150
7,500,000	FirstEnergy Nuclear Generation Corp., 5.750% due 6/1/16(d)	8,223,150
3,600,000	Ohio State Building Authority, State Facilities-Administration Building Fund, FSA, 5.500% due 10/1/14(b)	3,945,204

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	15

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Ohio — 4.0% continued
$500,000	Ohio State Department of Administrative Services, COP, Administrative Knowledge System, NATL, 5.000% due 9/1/16	$557,735
	Ohio State, Water Development Authority Revenue:
1,130,000	Refunding, Safe Water Service, 9.375% due 12/1/10(c)	1,170,443
130,000	Safe Water, 9.000% due 12/1/10(c)	136,757
	Total Ohio	56,241,752
	Oklahoma — 0.2%
690,000	Oklahoma Development Finance Authority Revenue, Refunding, St. John’s Health Systems, 5.750% due 2/15/18	693,650
1,480,000	Tulsa, OK, Airport Improvement Trust General Revenue, 6.000% due 6/1/14(a)	1,499,447
	Total Oklahoma	2,193,097
	Oregon — 0.6%
1,000,000	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	1,042,630
	Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
940,000	Merle West Medical Center, 6.125% due 9/1/22(b)	1,084,393
560,000	Unrefunded Balance, Merle West Medical Center, 6.125% due 9/1/22	566,244
	Oregon State Department of Administrative Services:
2,250,000	COP, 5.000% due 5/1/29	2,436,728
1,375,000	Lottery Revenue, FSA, 5.500% due 4/1/14(b)	1,529,248
1,140,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.000% due 3/1/12(a)	1,152,551
	Total Oregon	7,811,794
	Pennsylvania — 4.0%
1,000,000	Adams County, PA, IDA Revenue, Gettysburg College, 5.875% due 8/15/21	1,055,790
3,000,000	Allegheny County, PA, Port Authority Special Revenue, FGIC, 5.500% due 3/1/16	3,133,260
575,000	Carbon County, PA, IDA, Panther Creek Partners Project, 6.650% due 5/1/10(a)	577,519
1,070,000	Chester County, PA, School Authority, School Lease Revenue, 5.375% due 6/1/17	1,128,358
1,750,000	Greater Johnstown, PA, GO, School District, NATL, 5.375% due 8/1/14	1,881,250
10,000,000	Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue, 5.200% due 10/1/28	10,417,700
	Pennsylvania State:
2,000,000	Department of General Services, COP, FSA, 5.250% due 5/1/16	2,114,940
5,000,000	HFA, 5.250% due 10/1/23(a)	5,157,850

See Notes to Financial Statements.

16	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 4.0% continued
	Higher EFA, Health Services Revenue:
$1,000,000	Allegheny Delaware Valley Obligation Group, NATL, 6.250% due 1/15/18	$1,046,530
3,330,000	University of Pittsburg Medical Center Health System, 5.600% due 11/15/09	3,326,537
500,000	IDA, Refunding, Economic Development, AMBAC, 5.500% due 7/1/20	530,555
	Philadelphia, PA:
	Authority for Industrial Development:
2,000,000	FSA, 5.500% due 10/1/15(b)	2,203,100
1,000,000	Lease Revenue, FSA, 5.500% due 10/1/19(b)	1,101,550
	Gas Works Revenue:
1,675,000	5.500% due 8/1/17(b)	1,822,232
3,240,000	FSA, 5.500% due 8/1/19(b)	3,524,796
2,000,000	GO, FSA, 5.250% due 9/15/18(b)	2,129,340
	Parking Authority Revenue, Parking Revenue, FSA:
2,000,000	5.625% due 9/1/15	2,022,340
1,500,000	5.625% due 9/1/19	1,515,690
	School District:
2,000,000	5.625% due 8/1/18(b)	2,254,940
	FSA:
2,000,000	5.500% due 2/1/20(b)	2,211,900
1,865,000	5.500% due 2/1/21(b)	2,062,597
1,000,000	Water and Wastewater Revenue, FGIC, 5.250% due 11/1/17	1,051,420
560,000	Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital, 6.625% due 10/1/12(c)	599,956
1,200,000	Reading, PA, GO, AMBAC, 5.875% due 11/15/12(c)	1,377,552
1,445,000	Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian, 5.500% due 12/1/18	1,470,562
660,000	West View, PA, Municipal Authority, 9.500% due 11/15/14(c)	814,103
35,000	Westmoreland County, PA, Municipal Authority, Special Obligation, 9.125% due 7/1/10(c)	36,472
	Total Pennsylvania	56,568,839
	Rhode Island — 0.2%
1,000,000	Providence, RI, Public Building Authority, General Revenue, NATL, 5.375% due 12/15/21	1,043,960
2,000,000	Woonsocket, RI, GO, FGIC, 5.375% due 10/1/20	2,070,740
	Total Rhode Island	3,114,700
	South Carolina — 0.3%
260,000	Charleston, SC, Waterworks & Sewer Revenue, 10.375% due 1/1/10(c)	266,183

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	17

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	South Carolina — 0.3% continued
$1,650,000	Greenville County, SC, School District Installment Purchase, Revenue, Refunding, Building Equity, 6.000% due 12/1/21(b)	$1,917,102
2,355,000	South Carolina Jobs, EDA, Hospital Revenue, Anmed Health, 5.000% due 2/1/22	2,517,707
	Total South Carolina	4,700,992
	South Dakota — 0.2%
2,635,000	Minnehaha County, SD, Limited Tax CTFS, 5.625% due 12/1/19(b)	2,708,622
	Tennessee — 2.1%
2,000,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.000% due 12/15/17	2,026,700
5,000,000	Elizabethton, TN, Health & Educational Facilities Board Revenue, 5.750% due 7/1/23(b)	5,162,600
70,000	Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Southern Adventist Health System, 8.700% due 10/1/09(c)	70,000
1,000,000	Memphis-Shelby County, TN, Airport Authority, Airport Revenue, AMBAC, 6.250% due 3/1/14(a)	1,021,230
	Tennessee Energy Acquisition Corp., Gas Revenue:
3,000,000	5.000% due 2/1/22	2,961,780
5,000,000	5.250% due 9/1/22	5,027,700
10,000,000	5.250% due 9/1/23	10,009,300
3,190,000	Tennessee Housing Development Agency, 5.000% due 7/1/23(a)	3,236,797
	Total Tennessee	29,516,107
	Texas — 10.4%
2,000,000	Austin, TX, Electric Utility System Revenue, Refunding, AMBAC, 5.500% due 11/15/13	2,267,280
700,000	Bexar County, TX, Housing Finance Corp. MFH Revenue, The Waters at Northern Hill Apartments, NATL, 5.800% due 8/1/21	493,514
16,305,000	Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co., 5.900% due 5/1/38(a)(g)	16,467,887
25,000	Brownsville, TX, Utilities Systems Revenue, AMBAC, 9.400% due 1/1/13(c)	28,693
1,000,000	Dallas, TX, Area Rapid Transit, Senior Lien, AMBAC, 5.375% due 12/1/17(b)	1,100,060
8,150,000	Dallas-Fort Worth, TX, International Airport Revenue, NATL, 5.750% due 11/1/18(a)	8,162,306
670,000	Duncanville, TX, Hospital Authority, Methodist Hospitals of Dallas Project, 9.000% due 1/1/10(c)	683,735
	El Paso County, TX, Housing Finance Corp.:
415,000	La Plaza Apartments, 6.700% due 7/1/20	425,358

See Notes to Financial Statements.

18	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Texas — 10.4% continued
	MFH Revenue, American Village Communities:
$1,250,000	6.250% due 12/1/20	$1,260,525
1,000,000	6.250% due 12/1/24	1,010,710
2,000,000	Fort Worth, TX, Water & Sewer Revenue, 5.625% due 2/15/18(b)	2,218,760
5,000,000	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12(a)(d)	5,270,750
	Harlandale, TX:
10,000	GO, ISD, Refunding, PSFG, Unrefunded Balance, 6.000% due 8/15/16	10,370
990,000	ISD, Refunding, PSFG, 6.000% due 8/15/16(b)	1,038,490
	Harris County, TX:
11,000,000	Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, 5.375% due 11/15/28	11,653,290
1,000,000	GO, Capital Appreciation, Refunding, Permanent Improvement, NATL, zero coupon bond to yield 6.000% due 10/1/17	774,160
	Houston Sports Authority Revenue:
1,125,000	5.250% due 11/15/16	1,146,296
3,000,000	NATL, 5.750% due 11/15/19	3,055,200
	Houston, TX:
	Airport Systems Revenue:
860,000	9.500% due 7/1/10(c)	917,672
	Senior Lien:
8,215,000	5.000% due 7/1/26	8,734,352
11,180,000	5.125% due 7/1/27	11,937,669
	FSA:
910,000	5.750% due 3/1/18(b)	954,390
90,000	Unrefunded Balance, 5.750% due 3/1/18	93,277
4,545,000	Water & Sewer Systems Revenue, Refunding, Jr. Lien, 5.750% due 12/1/16(b)	4,823,927
	Midlothian, TX:
2,460,000	Development Authority Tax, Increment Contact Revenue, 7.875% due 11/15/21(b)	2,726,172
60,000	ISD, Unrefunded Balance, Refunding, PSFG, zero coupon bond to yield 6.166% due 2/15/17	38,302
	Montgomery, TX, ISD, GO:
1,230,000	Refunding, PSFG, 5.500% due 2/15/17(b)	1,311,746
570,000	Unrefunded Balance, Refunding, PSFG, 5.500% due 2/15/17	596,482
1,230,000	North Forest ISD, ACA, 6.500% due 8/15/17	1,079,313
18,000,000	North Texas Tollway Authority Revenue, NATL, 5.125% due 1/1/28	19,238,940

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	19

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Texas — 10.4% continued
$755,000	Panhandle, TX, Regional Housing Finance, GNMA-Collateralized, 6.500% due 7/20/21	$797,937
2,000,000	SA Energy Acquisition, PFC, TX, Gas Supply Revenue, 5.500% due 8/1/21	2,073,820
13,000,000	Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL, 4.950% due 3/1/18	12,745,720
	Tarrant County, TX:
	Health Facilities Development Corp.:
1,105,000	Health System Revenue, Original Issue Discount, FGIC, 5.000% due 9/1/15(c)	1,239,302
	Hospital Revenue:
2,000,000	6.625% due 11/15/20(b)	2,151,460
4,000,000	Baylor Health Care Systems Project, 5.750% due 11/15/19	4,196,720
30,000	Hospital Authority Revenue, St. Joseph Hospital Project, 8.750% due 2/1/10(c)	30,811
3,650,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, 5.250% due 12/15/18	3,743,367
2,000,000	Texas Technical University Revenue Financing System, NATL, 5.500% due 8/15/18(b)	2,212,940
4,000,000	Texas Transportation Commission Centre, TX, Turnpike System Revenue, 5.000% due 2/15/11(d)	4,060,240
2,000,000	University of Texas Revenue Financing System, 5.375% due 8/15/18(b)	2,163,240
1,000,000	Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC, 5.375% due 8/1/19(b)	1,084,680
	Total Texas	146,019,863
	U.S. Virgin Islands — 0.4%
5,000,000	Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, 6.625% due 10/1/29	5,372,150
	Utah — 0.4%
	Provo, UT, Electric Revenue:
680,000	10.125% due 4/1/15(c)	838,025
10,000	AMBAC, 10.375% due 9/15/15(c)	12,451
750,000	NATL, 10.125% due 4/1/15(c)	924,292
1,500,000	Salt Lake County, UT, Hospital Revenue, IHC Health Services Inc., AMBAC, 5.500% due 5/15/13	1,607,775
	Spanish Fork City, UT, Water Revenue:
240,000	FSA, 5.500% due 6/1/17(b)	268,363
760,000	Unrefunded Balance, FSA, 5.500% due 6/1/17	783,188
1,000,000	Utah State Board Regents, Utah State University Hospital, NATL, 5.500% due 8/1/18(b)	1,087,900
	Total Utah	5,521,994

See Notes to Financial Statements.

20	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Vermont — 0.1%
$915,000	Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health, 5.500% due 6/15/12	$924,672
	Virginia — 1.6%
1,445,000	Chesapeake, VA, GO, Public Improvement, 5.500% due 12/1/17	1,537,885
1,000,000	Fairfax County, VA, Redevelopment & Housing Authority Lease Revenue, James Lee Community Center, 5.250% due 6/1/19	1,037,510
1,305,000	Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian, 5.500% due 10/1/15	1,386,236
550,000	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Greens of Salem Run Project, FSA, 6.000% due 4/1/12(a)	561,968
750,000	Norton, VA, IDA Hospital Revenue, Norton Community Hospital, ACA, 6.000% due 12/1/22	726,750
1,330,000	Pittsylvania County, VA, GO, 5.600% due 2/1/25	1,525,377
	Virginia State Resources Authority:
5,035,000	Clean Water Reserve, Revolving Fund, 5.400% due 10/1/18(b)	5,284,736
1,175,000	Infrastructure Revenue, Senior, Pooled Financing Program, 5.000% due 11/1/19	1,379,121
1,000,000	Revenue, Clean Water Reserve, Revolving Fund, 5.750% due 10/1/13(b)	1,053,060
6,350,000	Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance, 7.250% due 7/1/19	7,432,040
	Total Virginia	21,924,683
	Washington — 2.4%
4,000,000	Energy Northwest Washington Electric Revenue, Refunding, Project No. 1, 5.500% due 7/1/14	4,444,800
6,725,000	King County, WA, Public Hospital District, GO, 5.250% due 12/1/28	7,339,665
2,000,000	Pierce County, WA, School District North 10 Tacoma, FGIC, 5.375% due 12/1/14(b)	2,200,120
	Radford Court Properties, WA, Student Housing Revenue, NATL:
1,695,000	6.000% due 6/1/17	1,753,121
1,000,000	5.375% due 6/1/19	1,025,400
	Washington State Health Care Facilities Authority Revenue:
7,080,000	Central Washington Health Services Association, 6.750% due 7/1/29	7,574,255
5,000,000	Highline Medical Center, FHA, 6.250% due 8/1/28	5,497,200
3,000,000	Multicare Health System, 5.750% due 8/15/29	3,228,930
1,000,000	Washington State, GO, 6.000% due 1/1/11(b)	1,013,600
	Total Washington	34,077,091
	West Virginia — 0.5%
6,000,000	West Virginia State Hospital Finance Authority Revenue, FSA, 5.375% due 6/1/28	6,394,680

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	21

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Wisconsin — 2.2%
$4,000,000	Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC, 5.000% due 9/1/15	$4,441,320
2,000,000	Wisconsin State, 5.500% due 5/1/14(b)	2,151,800
10,000,000	Wisconsin State General Fund Annual Appropriation Revenue, 5.375% due 5/1/25	11,228,100
	Wisconsin State HEFA Revenue:
1,000,000	Agnesian Health Care Inc., 6.000% due 7/1/17	1,025,920
5,950,000	Children’s Hospital, 5.500% due 8/15/29	6,402,319
4,500,000	Prohealth Care Inc. Obligation Group, AMBAC, 5.000% due 8/15/19	4,547,655
1,500,000	Wheaton Franciscan Services Inc., 6.000% due 8/15/15(b)	1,689,960
	Total Wisconsin	31,487,074
	Wyoming — 1.5%
12,000,000	Sweetwater County, WY, PCR, Idaho Power Co. Project, 5.250% due 7/15/26	12,812,520
7,565,000	Wyoming CDA, Housing Revenue, 5.500% due 12/1/28	7,715,695
1,000,000	Wyoming Municipal Power Agency, Power Supply, 4.500% due 1/1/29(f)	987,260
	Total Wyoming	21,515,475
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,191,507,595)	1,265,488,167
SHORT-TERM INVESTMENTS — 9.5%
	California — 1.3%
100,000	California State Department of Water Resources, Power Supply Revenue, LOC-Bank of New York, 0.270%, 10/1/09(h)	100,000
7,000,000	California Statewide CDA Revenue, John Muir Health, LOC-Wells Fargo Bank, 0.240%, 10/1/09(h)	7,000,000
11,400,000	MSR Public Power Agency, San Juan Project Revenue, LOC-Dexia Credit Local, 0.270%, 10/1/09(h)	11,400,000
	Total California	18,500,000
	Colorado — 0.9%
6,000,000	Colorado Educational & Cultural Facilities Authority Revenue, YMCA Rockies Project, LOC-Bank of America N.A., 0.300%, 10/1/09(h)	6,000,000
7,300,000	Denver, CO, City & County, COP, SPA-JPMorgan Chase, 0.270%, 10/1/09(h)	7,300,000
	Total Colorado	13,300,000
	Delaware — 0.2%
2,700,000	University of Delaware Revenue, SPA-Bank of America, 0.350%, 10/1/09(h)	2,700,000
	Florida — 0.5%
2,300,000	Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wachovia Bank N.A., 0.320%, 10/1/09(h)	2,300,000

See Notes to Financial Statements.

22	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 0.5% continued
$2,600,000	Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Baptist Medical Center Project, LOC-Bank of America N.A., 0.320%, 10/1/09(h)	$2,600,000
2,100,000	Orange County, FL, School Board, COP, LOC-Wachovia Bank N.A., 0.320%, 10/1/09(h)	2,100,000
	Total Florida	7,000,000
	Georgia — 0.6%
7,900,000	Gainesville & Hall County, GA, Hospital Authority Revenue Anticipatory CTFS, Northeast Georgia Health System Inc., LOC-Wachovia Bank N.A., 0.320%, 10/1/09(h)	7,900,000
	Illinois — 0.1%
1,500,000	Illinois Development Finance Authority Revenue, Evanston Northwestern Healthcare, SPA-JPMorgan Chase, 0.300%, 10/1/09(h)	1,500,000
	Iowa — 0.3%
4,900,000	Iowa Finance Authority, Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase, 0.300%, 10/1/09(h)	4,900,000
	Massachusetts — 0.1%
495,000	Massachusetts State DFA Revenue, College of the Holy Cross, LOC-Bank of America N.A., 0.250%, 10/1/09(h)	495,000
1,600,000	Massachusetts State HEFA Revenue, Harvard University, 0.220%, 10/1/09(h)	1,600,000
	Total Massachusetts	2,095,000
	Nebraska — 0.9%
12,500,000	Nebraska Educational Finance Authority Revenue, Creighton University Projects, LOC-JPMorgan Chase, 0.300%, 10/1/09(h)	12,500,000
	New Hampshire — 0.9%
12,300,000	New Hampshire HEFA Revenue, Dartmouth College, SPA-JPMorgan Chase, 0.280%, 10/1/09(h)	12,300,000
	New York — 1.1%
1,600,000	MTA, NY, Revenue, Transportation, LOC-Landesbank Hessen-Thuringen, 0.330%, 10/1/09(h)	1,600,000
	New York City, NY, GO:
4,800,000	LOC-Dexia Credit Local, 0.290%, 10/1/09(h)	4,800,000
5,500,000	SPA-Wachovia Bank N.A., 0.270%, 10/1/09(h)	5,500,000
1,300,000	Subordinated, FSA, SPA-Dexia Credit Local, 0.280%, 10/1/09(h)	1,300,000
2,100,000	Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Cornell University, SPA-JPMorgan Chase, 0.300%, 10/1/09(h)	2,100,000
	Total New York	15,300,000

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	23

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Ohio — 0.1%
$1,400,000	Ohio State Higher Educational Facility Commission Revenue, Kenyon College Project, LOC-Northern Trust Co., 0.300%, 10/1/09(h)	$1,400,000
	Oklahoma — 1.4%
	Oklahoma State:
3,000,000	Municipal Power Authority, Power Supply System Revenue, LOC-Bank of America N.A., 0.320%, 10/1/09(h)	3,000,000
	Turnpike Authority Revenue:
12,300,000	SPA-JPMorgan Chase, 0.300%, 10/1/09(h)	12,300,000
3,900,000	SPA-Lloyds TSB Bank PLC, 0.300%, 10/1/09(h)	3,900,000
	Total Oklahoma	19,200,000
	Oregon — 0.1%
1,100,000	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local, 0.300%, 10/1/09(h)	1,100,000
	Vermont — 0.0%
100,000	Vermont Educational & Health Buildings Financing Agency Revenue, Hospital Mount Ascutney Hospital Project, LOC-Banknorth N.A., 0.320%, 10/1/09(h)	100,000
	Virginia — 1.0%
10,900,000	Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, FSA, SPA-Wachovia Bank N.A., 0.320%, 10/1/09(h)	10,900,000
2,800,000	Virginia Commonwealth University, VA, AMBAC, LOC-Wachovia Bank N.A., SPA-Wachovia Bank N.A., 0.280%, 10/1/09(h)	2,800,000
	Total Virginia	13,700,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $133,495,000)	133,495,000
	TOTAL INVESTMENTS — 99.7% (Cost — $1,325,002,595#)	1,398,983,167
	Other Assets in Excess of Liabilities — 0.3%	4,601,163
	TOTAL NET ASSETS — 100.0%	$1,403,584,330

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Maturity date shown represents the mandatory tender date.

(e)	The coupon payment on these securities is currently in default as of September 30, 2009.

(f)	Security is issued on a when-issued basis.

(g)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(h)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Abbreviations used in this schedule:
ACA	—American Capital Assurance — Insured Bonds
AMBAC	—American Municipal Bond Assurance Corporation — Insured Bonds
CBI	—Certificate of Bond Insurance
CDA	—Community Development Authority
COP	—Certificate of Participation
CTFS	—Certificates
DFA	—Development Finance Agency
EDA	—Economic Development Authority
EFA	—Educational Facilities Authority
FGIC	—Financial Guaranty Insurance Company — Insured Bonds
FHA	—Federal Housing Administration
FSA	—Financial Security Assurance — Insured Bonds
GAN	—Grant Anticipation Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
HDC	—Housing Development Corporation
HEFA	—Health & Educational Facilities Authority
HFA	—Housing Finance Authority
HUD	—Housing and Urban Development
IBC	—Insured Bond Certificates
IDA	—Industrial Development Authority
INDLC	—Industrial Indemnity Company — Insured Bonds
ISD	—Independent School District
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MTA	—Metropolitan Transportation Authority
NATL	—National Public Finance Guarantee Corporation — Insured Bonds
PCR	—Pollution Control Revenue
PFC	—Public Facilities Corporation
PSFG	—Permanent School Fund Guaranty
Q-SBLF	—Qualified School Board Loan Fund
Radian	—Radian Asset Assurance — Insured Bonds
SPA	—Standby Bond Purchase Agreement — Insured Bonds
XLCA	—XL Capital Assurance Inc. — Insured Bonds

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	25

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

SUMMARY OF INVESTMENTS BY INDUSTRY*
Health care	16.9%
Power	13.2
Pre-refunded/escrowed to maturity	12.8
Industrial revenue	9.3
Transportation	8.0
Education	7.9
Housing	5.5
Other	5.2
Leasing	3.1
Water & sewer	2.9
Local general obligation	2.5
Solid waste/resource recovery	1.2
State general obligation	1.1
Special tax obligation	0.9
Short-term investments	9.5
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of September, 30, 2009 and are subject to change.

RATINGS TABLE†
S&P/Moody’s/Fitch‡
AAA/Aaa	19.0%
AA/Aa	23.9
A	35.4
BBB/Baa	9.4
BB/Ba	0.5
B	0.1
CCC/Caa	0.1
A-1/VMIG 1	9.5
NR	2.1
100.0%

†	As a percentage of total investments.

‡	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 27 and 28 for definitions of ratings.

See Notes to Financial Statements.

26	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	27

Bond ratings (unaudited) continued

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—Bonds	rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

28	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)

September 30, 2009

ASSETS:
Investments, at value (Cost — $1,325,002,595)	$1,398,983,167
Interest receivable	18,336,270
Receivable for Fund shares sold	15,565,642
Receivable for securities sold	660,375
Prepaid expenses	68,760
Other receivables	28,745
Total Assets	1,433,642,959
LIABILITIES:
Payable for securities purchased	21,068,243
Payable for Fund shares repurchased	7,290,431
Distributions payable	634,996
Investment management fee payable	540,027
Distribution fees payable	366,577
Due to custodian	28,398
Trustees’ fees payable	19,756
Accrued expenses	110,201
Total Liabilities	30,058,629
TOTAL NET ASSETS	$1,403,584,330
NET ASSETS:
Par value (Note 7)	$2,171
Paid-in capital in excess of par value	1,389,515,923
Undistributed net investment income	328,344
Accumulated net realized loss on investments and futures contracts	(60,242,680)
Net unrealized appreciation on investments	73,980,572
TOTAL NET ASSETS	$1,403,584,330
Shares Outstanding:
Class A	129,353,571
Class C	74,185,340
Class I	13,529,903
Net Asset Value:
Class A (and redemption price)	$6.46
Class C (and redemption price)	$6.47
Class I (and redemption price)	$6.47
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.61

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	29

Statement of operations (unaudited)

For the Six Months Ended September 30, 2009

INVESTMENT INCOME:
Interest	$27,499,179
EXPENSES:
Investment management fee (Note 2)	2,758,961
Distribution fees (Notes 2 and 5)	1,862,422
Transfer agent fees (Note 5)	109,906
Registration fees	80,958
Legal fees	51,316
Shareholder reports (Note 5)	48,965
Audit and tax	16,122
Insurance	11,615
Trustees’ fees	8,448
Custody fees	3,136
Miscellaneous expenses	6,903
Total Expenses	4,958,752
NET INVESTMENT INCOME	22,540,427
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1, 3 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	(2,811,019)
Futures contracts	497,052
Net Realized Loss	(2,313,967)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	89,156,712
Futures contracts	1,962,177
Change in Net Unrealized Appreciation/Depreciation	91,118,889
NET GAIN ON INVESTMENTS AND FUTURES CONTRACTS	88,804,922
INCREASE IN NET ASSETS FROM OPERATIONS	$111,345,349

See Notes to Financial Statements.

30	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (unaudited) AND THE YEAR ENDED MARCH 31, 2009	SEPTEMBER 30	MARCH 31
OPERATIONS:
Net investment income	$22,540,427	$34,333,086
Net realized loss	(2,313,967)	(17,394,154)
Change in net unrealized appreciation/depreciation	91,118,889	(31,162,044)
Increase (Decrease) in Net Assets From Operations	111,345,349	(14,223,112)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(22,428,609)	(34,320,444)
Decrease in Net Assets From Distributions to Shareholders	(22,428,609)	(34,320,444)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	517,594,047	625,580,344
Reinvestment of distributions	18,911,098	26,979,290
Cost of shares repurchased	(148,618,054)	(338,483,489)
Increase in Net Assets From Fund Share Transactions	387,887,091	314,076,145
INCREASE IN NET ASSETS	476,803,831	265,532,589
NET ASSETS:
Beginning of period	926,780,499	661,247,910
End of period*	$1,403,584,330	$926,780,499
* Includes undistributed net investment income of:	$328,344	$216,526

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	31

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009[2]	2009	2008	2007	2006	2005
NET ASSET VALUE, BEGINNING OF PERIOD	$5.98	$6.32	$6.36	$6.33	$6.42	$6.59
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.13	0.27	0.26	0.26	0.26	0.28
Net realized and unrealized gain (loss)	0.48	(0.34)	(0.04)	0.03	(0.09)	(0.17)
Total income (loss) from operations	0.61	(0.07)	0.22	0.29	0.17	0.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.27)	(0.26)	(0.26)	(0.26)	(0.28)
Total distributions	(0.13)	(0.27)	(0.26)	(0.26)	(0.26)	(0.28)
NET ASSET VALUE, END OF PERIOD	$6.46	$5.98	$6.32	$6.36	$6.33	$6.42
Total return[3]	10.35%	(1.13)%	3.48%	4.70%	2.78%	1.68%
NET ASSETS, END OF PERIOD (MILLIONS)	$836	$604	$460	$495	$404	$403
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.71%[4]	0.68%	0.72%	0.78%[5]	0.76%	0.76%
Gross expenses, excluding interest expense	N/A	N/A	N/A	0.70 [5]	0.70	0.70
Net expenses	0.71 [4]	0.68	0.72 [6,7]	0.76 [5,7,8]	0.76 [7,8]	0.75 [7,8]
Net expenses, excluding interest expense	N/A	N/A	N/A	0.68 [5,7,8]	0.70 [7,8]	0.69 [7,8]
Net investment income	4.28 [4]	4.39	4.05	4.12	4.05	4.31
PORTFOLIO TURNOVER RATE	6%	19%	36%	19%	11%	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2009 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.77% and 0.75% including interest expense and 0.69% and 0.67% excluding interest expense, respectively.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a voluntary expense limitation prior to March 16, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.85%.

See Notes to Financial Statements.

32	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2009[2]	2009	2008	2007	2006	2005
NET ASSET VALUE, BEGINNING OF PERIOD	$5.99	$6.32	$6.37	$6.34	$6.43	$6.60
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.11	0.23	0.22	0.22	0.22	0.24
Net realized and unrealized gain (loss)	0.48	(0.33)	(0.05)	0.03	(0.09)	(0.17)
Total income (loss) from operations	0.59	(0.10)	0.17	0.25	0.13	0.07
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.23)	(0.22)	(0.22)	(0.22)	(0.24)
Total distributions	(0.11)	(0.23)	(0.22)	(0.22)	(0.22)	(0.24)
NET ASSET VALUE, END OF PERIOD	$6.47	$5.99	$6.32	$6.37	$6.34	$6.43
Total return[3]	10.00%	(1.58)%	2.68%	4.06%	2.15%	1.05%
NET ASSETS, END OF PERIOD (MILLIONS)	$480	$300	$200	$246	$254	$327
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.32%[4]	1.30%	1.33%	1.39%[5]	1.39%	1.39%
Gross expenses, excluding interest expense	N/A	N/A	N/A	1.31 [5]	1.33	1.33
Net expenses	1.32 [4]	1.30	1.33 [6]	1.38 [5,7,8]	1.39 [7,8]	1.38 [7,8]
Net expenses, excluding interest expense	N/A	N/A	N/A	1.30 [5,7,8]	1.33 [7,8]	1.32 [7,8]
Net investment income	3.66 [4]	3.77	3.43	3.50	3.41	3.68
PORTFOLIO TURNOVER RATE	6%	19%	36%	19%	11%	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2009 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.38% and 1.37% including interest expense and 1.30% and 1.29% excluding interest expense, respectively.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a voluntary expense limitation prior to March 16, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.45%.

See Notes to Financial Statements.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	33

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2009[2]	2009	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$5.98	$6.32	$6.35
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.14	0.28	0.13
Net realized and unrealized gain (loss)	0.49	(0.34)	(0.03)
Total income (loss) from operations	0.63	(0.06)	0.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.28)	(0.13)
Total distributions	(0.14)	(0.28)	(0.13)
NET ASSET VALUE, END OF PERIOD	$6.47	$5.98	$6.32
Total return[4]	10.61%	(0.97)%	1.61%
NET ASSETS, END OF PERIOD (000s)	$87,476	$22,995	$1
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.54%[5]	0.52%	0.54%[5]
Net expenses	0.54 [5,6]	0.52	0.54 [5,7]
Net investment income	4.38 [5]	4.60	4.05 [5]
PORTFOLIO TURNOVER RATE	6%	19%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2009 (unaudited).

[3]	For the period September 28, 2007 (inception date) to March 31, 2008.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation, effective September 18, 2009 through December 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extra-ordinary expenses, to average net assets of Class I shares will not exceed 0.60%.

[7]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

34	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Intermediate-Term Municipals Fund (formerly known as Legg Mason Partners Intermediate-Term Municipals Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through November 19, 2009, the issuance date of the financial statements.

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	35

Notes to financial statements (unaudited) continued

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$1,265,488,167	—	$1,265,488,167
Short-term investments†	—	133,495,000	—	133,495,000
Total	—	$1,398,983,167	—	$1,398,983,167

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and its current value is determined in the same manner as for other securities.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments

36	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class

(g) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	37

Notes to financial statements (unaudited) continued

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. ("Legg Mason").

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation, effective September 18, 2009 through December 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.60%.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the fee waiver/reimbursement (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2009, LMIS and its affiliates received sales charges of approximately $29,000 on sales of the Fund’s Class A shares. In addition, for the year ended September 30, 2009, CDSCs paid to LMIS and its affiliates on the sales of the Fund’s Class A shares were approximately $5,000.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are

38	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2009, the Fund had accrued $7,063 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended September 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$357,391,511
Sales	62,756,082

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$77,786,312
Gross unrealized depreciation	(3,805,740)
Net unrealized appreciation	$73,980,572

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	INTEREST RATE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Futures contracts	$497,052	—	$497,052

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	INTEREST RATE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Futures contracts	$1,962,177	—	$1,962,177

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	39

Notes to financial statements (unaudited) continued

As of September 30, 2009, the Fund did not hold any derivative instruments, but had an average market value of $29,902,828 in futures contracts (to sell).

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.60% of the average daily net assets of Class C shares. Distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES*
Class A†	$524,328	$63,109	$23,812
Class C	1,338,094	45,411	18,866
Class I	—	1,386	606
Total	$1,862,422	$109,906	$43,284

†	LMIS has agreed to reimburse the Fund for any amount which exceeds the payments made by the Fund with respect to the distribution plan for Class A shares over the cumulative unreimbursed amounts spent by LMIS in performing its services under the distribution plan. During the period ended September 30, 2009, no reimbursement was required.

*	For the period April 1, 2009 through September 10, 2009. Subsequent to September 10, 2009 these expenses were accrued as common fund expenses.

6. Distributions to shareholders by class

	SIX MONTHS ENDED SEPTEMBER 30, 2009	YEAR ENDED MARCH 31, 2009
Net Investment Income:
Class A	$14,898,473	$23,878,531
Class C	6,490,162	10,013,703
Class I	1,039,974	428,210
Total	$22,428,609	$34,320,444

7. Shares of beneficial interest

At September 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

40	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED SEPTEMBER 30, 2009		YEAR ENDED MARCH 31, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	39,143,075	$242,952,622	62,870,660	$383,504,890
Shares issued on reinvestment	1,981,237	12,337,091	3,039,524	18,427,098
Shares repurchased	(12,674,723)	(78,601,983)	(37,820,923)	(226,225,111)
Net increase	28,449,589	$176,687,730	28,089,261	$175,706,877
Class C
Shares sold	33,362,740	$208,657,345	34,668,168	$214,706,101
Shares issued on reinvestment	894,590	5,582,431	1,342,974	8,154,526
Shares repurchased	(10,193,974)	(63,288,020)	(17,561,937)	(106,351,867)
Net increase	24,063,356	$150,951,756	18,449,205	$116,508,760
Class I
Shares sold	10,602,415	$65,984,080	4,600,727	$27,369,353
Shares issued on reinvestment	158,482	991,576	66,646	397,666
Shares repurchased	(1,074,119)	(6,728,051)	(996,604)	(5,906,511)
Net increase	9,686,778	$60,247,605	3,670,769	$21,860,508

8. Capital loss carryforward

As of March 31, 2009, the Fund had a net capital loss carryforward of approximately $35,074,159, of which $214,462 expires in 2010, $5,555,681 expires in 2011, $2,928,764 expires in 2012, $21,780,086 expires in 2013, $4,311,329 expires in 2014 and $283,837 expires in 2015. These amounts will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	41

Notes to financial statements (unaudited) continued

Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

42	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	43

Notes to financial statements (unaudited) continued

identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed an appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

11. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

44	Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Legg Mason Western Asset Intermediate-Term Municipals Fund 2009 Semi-Annual Report	45

Legg Mason Western Asset

Intermediate-Term Municipals Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2 Heritage Drive

Quincy, Massachusetts 02171

PNC Global Investment Servicing

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009 based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0804 11/09 SR09-935

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date: November 27, 2009

By:	/S/ FRANCES M. GUGGINO
(Frances M. Guggino)
Chief Financial Officer of Legg Mason Partners Income Trust

Date: November 27, 2009